JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

October 10, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:       John Hancock Funds II (the “Trust”), on behalf of:

Retirement Living through 2010 Portfolio

Retirement Living through 2015 Portfolio

Retirement Living through 2020 Portfolio

Retirement Living through 2025 Portfolio

Retirement Living through 2030 Portfolio

Retirement Living through 2035 Portfolio

Retirement Living through 2040 Portfolio

Retirement Living through 2045 Portfolio

Retirement Living through 2050 Portfolio

Retirement Living through 2055 Portfolio (the “Funds”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on September 29, 2014 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-14-003482), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-2261.

Sincerely,

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document